Commitments and Contingencies - Summary of Financing for All Ships (Details) - Ocean Ships - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Disclosure of commitments and contingencies [line items]
Price	$ 1,287,770	$ 4,503,240
Viking Mira
Disclosure of commitments and contingencies [line items]
Price		$ 524,320
Delivery Date		2026
Viking Libra
Disclosure of commitments and contingencies [line items]
Price		$ 524,320
Delivery Date		2026
Viking Astrea
Disclosure of commitments and contingencies [line items]
Price		$ 540,500
Delivery Date		2027
Viking Lyra
Disclosure of commitments and contingencies [line items]
Price		$ 540,500
Delivery Date		2028
Ship XVII
Disclosure of commitments and contingencies [line items]
Price		$ 593,400
Delivery Date		2028
Ship XVIII
Disclosure of commitments and contingencies [line items]
Price		$ 593,400
Delivery Date		2029
Ship XIX
Disclosure of commitments and contingencies [line items]
Price		$ 593,400
Delivery Date		2030
Ship XX
Disclosure of commitments and contingencies [line items]
Price		$ 593,400
Delivery Date		2030